The Investment Company of America®
Investment portfolio
September 30, 2025
unaudited

Common stocks 95.06% Energy 2.61%	Shares	Value (000)
Baker Hughes Co., Class A	5,528,118	$269,330
Canadian Natural Resources, Ltd. (CAD denominated) (a)	19,491,758	623,255
Cenovus Energy, Inc. (CAD denominated) (a)	38,220,335	648,952
ConocoPhillips	1,332,999	126,088
Diamondback Energy, Inc.	2,429,232	347,623
EOG Resources, Inc.	1,366,883	153,255
EQT Corp.	1,020,415	55,541
Expand Energy Corp.	7,629,473	810,555
Exxon Mobil Corp.	3,275,352	369,296
Halliburton Co.	30,705,799	755,363
TC Energy Corp. (CAD denominated) (a)	7,418,569	403,365
		4,562,623
Materials 2.18%
Air Products and Chemicals, Inc.	3,525,262	961,409
Celanese Corp.	377,864	15,901
Corteva, Inc.	948,068	64,118
Dow, Inc.	5,000,000	114,650
Freeport-McMoRan, Inc.	8,435,914	330,857
International Paper Co.	835,632	38,773
Linde PLC	4,293,234	2,039,286
LyondellBasell Industries NV	3,500,000	171,640
Sherwin-Williams Co.	216,962	75,125
		3,811,759
Industrials 13.77%
Airbus SE, non-registered shares (a)	1,485,218	344,210
ATI, Inc. (b)	1,760,931	143,234
Automatic Data Processing, Inc.	610,993	179,327
BAE Systems PLC	11,938,499	330,595
Boeing Co. (The) (b)	3,654,418	788,733
Carrier Global Corp.	32,153,659	1,919,573
Caterpillar, Inc.	521,569	248,867
CSX Corp.	1,063,741	37,773
Deutsche Post AG	2,838,631	126,442
Equifax, Inc.	1,345,438	345,145
FedEx Corp.	469,615	110,740
FTAI Aviation, Ltd.	2,741,882	457,510
GE Vernova, Inc.	291,058	178,972
General Aerospace Co.	13,956,824	4,198,492
General Dynamics Corp.	2,256,997	769,636
GFL Environmental, Inc., subordinate voting shares	5,056,368	239,571
HEICO Corp.	152,961	49,379
Honeywell International, Inc.	282,599	59,487
Illinois Tool Works, Inc.	2,458,574	641,098
Ingersoll-Rand, Inc.	9,306,009	768,863
The Investment Company of America — Page 1 of 10

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Lennox International, Inc.	242,127	$128,172
Northrop Grumman Corp.	1,024,628	624,326
Otis Worldwide Corp.	1,213,212	110,924
Paychex, Inc.	2,434,216	308,561
Recruit Holdings Co., Ltd.	6,574,200	353,994
Rolls-Royce Holdings PLC	79,142,267	1,266,617
RTX Corp.	17,768,090	2,973,135
Stanley Black & Decker, Inc.	5,875,287	436,710
TransDigm Group, Inc.	140,579	185,286
Uber Technologies, Inc. (b)	35,430,563	3,471,132
UL Solutions, Inc., Class A	196,756	13,942
Union Pacific Corp.	1,675,300	395,991
United Airlines Holdings, Inc. (b)	2,663,816	257,058
United Rentals, Inc.	1,398,860	1,335,436
Waste Connections, Inc.	476,795	83,821
Waste Management, Inc.	566,623	125,127
XPO, Inc. (b)	762,376	98,552
		24,106,431
Consumer discretionary 10.40%
Amazon.com, Inc. (b)	30,639,998	6,727,624
Booking Holdings, Inc.	38,301	206,798
Carvana Co., Class A (b)	370,076	139,608
Chipotle Mexican Grill, Inc. (b)	13,328,674	522,351
D.R. Horton, Inc.	1,716,967	290,974
DoorDash, Inc., Class A (b)	730,244	198,619
Flutter Entertainment PLC (b)	75,934	19,287
Hilton Worldwide Holdings, Inc.	881,077	228,587
Home Depot, Inc.	4,837,002	1,959,905
LVMH Moet Hennessy-Louis Vuitton SE	235,676	144,020
Marriott International, Inc., Class A	539,682	140,555
McDonald’s Corp.	989,914	300,825
MercadoLibre, Inc. (b)	97,569	228,013
Royal Caribbean Cruises, Ltd.	11,226,829	3,632,777
Starbucks Corp. (a)	24,382,847	2,062,789
Tesla, Inc. (b)	1,198,746	533,106
TJX Cos., Inc. (The)	3,617,304	522,845
Tractor Supply Co.	849,136	48,290
YUM! Brands, Inc.	2,013,463	306,046
		18,213,019
Consumer staples 5.82%
Altria Group, Inc.	7,379,811	487,510
British American Tobacco PLC	90,969,160	4,828,934
British American Tobacco PLC (ADR)	1,451,116	77,025
Church & Dwight Co., Inc.	763,622	66,916
Coca-Cola Co.	3,856,379	255,755
Dollar Tree Stores, Inc. (b)	1,073,009	101,260
Imperial Brands PLC	12,755,925	541,769
Mondelez International, Inc., Class A	11,397,992	712,033
PepsiCo, Inc.	1,844,209	259,001
Philip Morris International, Inc.	16,261,519	2,637,618
Procter & Gamble Co.	1,395,052	214,350
		10,182,171
The Investment Company of America — Page 2 of 10

unaudited
Common stocks (continued) Health care 11.17%	Shares	Value (000)
Abbott Laboratories	16,055,338	$2,150,452
AbbVie, Inc.	6,657,554	1,541,490
Alnylam Pharmaceuticals, Inc. (b)	949,975	433,189
Amgen, Inc.	1,156,789	326,446
AstraZeneca PLC	2,080,435	312,870
Cencora, Inc.	1,375,878	430,003
Cigna Group (The)	1,666,717	480,431
CVS Health Corp.	2,147,600	161,908
Daiichi Sankyo Co., Ltd.	9,900,000	221,919
Danaher Corp.	2,928,203	580,546
DexCom, Inc. (b)	1,017,158	68,445
Eli Lilly and Co.	7,113,499	5,427,600
GE HealthCare Technologies, Inc.	11,371,984	854,036
Gilead Sciences, Inc.	3,952,929	438,775
Humana, Inc.	169,966	44,220
Insulet Corp. (b)	379,471	117,154
Intuitive Surgical, Inc. (b)	154,252	68,986
Johnson & Johnson	159,200	29,519
Medtronic PLC	2,223,292	211,746
Novo Nordisk AS, Class B	7,531,656	408,267
Royalty Pharma PLC, Class A	1,834,676	64,727
Stryker Corp.	614,896	227,309
Takeda Pharmaceutical Co., Ltd. (a)	5,215,012	152,164
Thermo Fisher Scientific, Inc.	1,140,285	553,061
UnitedHealth Group, Inc.	6,142,236	2,120,914
Vertex Pharmaceuticals, Inc. (b)	5,437,002	2,129,347
		19,555,524
Financials 8.95%
American Express Co.	2,892,111	960,644
American International Group, Inc.	6,913,582	542,993
Apollo Asset Management, Inc.	858,412	114,401
Arthur J. Gallagher & Co.	1,766,582	547,181
Berkshire Hathaway, Inc., Class B (b)	200,000	100,548
BlackRock, Inc.	584,511	681,464
Blue Owl Capital, Inc., Class A (a)	10,956,133	185,487
Capital One Financial Corp.	2,703,763	574,766
Chubb, Ltd.	972,873	274,593
CME Group, Inc., Class A	635,140	171,608
Equitable Holdings, Inc.	1,122,630	57,007
Fidelity National Information Services, Inc.	4,534,408	298,999
JPMorgan Chase & Co.	6,242,385	1,969,035
KKR & Co., Inc.	5,459,437	709,454
Marsh & McLennan Cos., Inc.	3,400,266	685,256
Mastercard, Inc., Class A	3,362,415	1,912,575
Morgan Stanley	9,347,374	1,485,859
PayPal Holdings, Inc. (b)	12,935,880	867,480
PNC Financial Services Group, Inc.	879,756	176,769
Progressive Corp.	3,226,018	796,665
S&P Global, Inc.	132,090	64,290
Toast, Inc., Class A (b)	4,072,769	148,697
TPG, Inc., Class A	2,645,059	151,959
Truist Financial Corp.	14,348,671	656,021
The Investment Company of America — Page 3 of 10

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Visa, Inc., Class A	1,348,309	$460,286
Wells Fargo & Co.	12,767,770	1,070,194
		15,664,231
Information technology 27.41%
Accenture PLC, Class A	2,253,795	555,786
Adobe, Inc. (b)	88,093	31,075
Amphenol Corp., Class A	6,972,910	862,898
Apple, Inc.	11,540,070	2,938,448
Applied Materials, Inc.	1,339,901	274,331
Arista Networks, Inc. (b)	4,553,810	663,536
ASML Holding NV	246,564	239,717
ASML Holding NV (ADR)	144,282	139,678
Broadcom, Inc.	34,296,125	11,314,635
Corning, Inc.	2,563,198	210,259
Datadog, Inc., Class A (b)	769,020	109,508
Intel Corp. (b)	499,640	16,763
KLA Corp.	273,307	294,789
Marvell Technology, Inc.	1,207,047	101,476
Micron Technology, Inc.	5,237,232	876,294
Microsoft Corp.	25,184,994	13,044,568
NVIDIA Corp.	51,305,658	9,572,610
Oracle Corp.	4,895,355	1,376,770
Salesforce, Inc.	6,045,959	1,432,892
ServiceNow, Inc. (b)	376,319	346,319
Shopify, Inc., Class A, subordinate voting shares (b)	4,443,275	660,315
Strategy, Inc., Class A (a)(b)	539,094	173,702
Taiwan Semiconductor Manufacturing Co., Ltd.	43,780,921	1,874,601
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,067,215	577,352
TE Connectivity PLC	273,238	59,984
Texas Instruments, Inc.	1,349,510	247,945
		47,996,251
Communication services 9.62%
Alphabet, Inc., Class A	16,105,661	3,915,286
Alphabet, Inc., Class C	14,755,921	3,593,804
AT&T, Inc.	5,024,424	141,890
Charter Communications, Inc., Class A (a)(b)	480,842	132,282
Comcast Corp., Class A	6,240,948	196,091
Electronic Arts, Inc.	238,000	48,005
Meta Platforms, Inc., Class A	8,090,012	5,941,143
Netflix, Inc. (b)	1,546,758	1,854,439
ROBLOX Corp., Class A (b)	1,163,990	161,236
SoftBank Group Corp.	3,319,800	419,451
T-Mobile US, Inc.	1,815,187	434,519
		16,838,146
Utilities 2.20%
Atmos Energy Corp.	1,552,084	265,018
CenterPoint Energy, Inc.	9,591,511	372,151
Constellation Energy Corp.	1,398,933	460,347
Dominion Energy, Inc.	5,487,142	335,649
Edison International	1,071,985	59,259
Entergy Corp.	4,148,185	386,569
NextEra Energy, Inc.	7,942,944	599,613
The Investment Company of America — Page 4 of 10

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
NiSource Inc.	3,176,433	$137,540
PG&E Corp.	36,695,289	553,365
Pinnacle West Capital Corp.	1,870,321	167,693
Public Service Enterprise Group, Inc.	668,492	55,792
Sempra	2,566,159	230,903
Southern Co. (The)	1,088,903	103,195
Vistra Corp.	685,445	134,292
		3,861,386
Real estate 0.93%
American Tower Corp. REIT	1,054,969	202,892
CoStar Group, Inc. (b)	849,227	71,649
Prologis, Inc. REIT	2,664,167	305,100
VICI Properties, Inc. REIT	7,646,914	249,366
Welltower, Inc. REIT	4,472,184	796,675
		1,625,682
Total common stocks (cost: $80,708,392,000)		166,417,223
Preferred securities 0.43% Financials 0.41%
Fannie Mae, Series O, 7.00% noncumulative preferred shares (b)	4,810,038	143,339
Fannie Mae, Series P, (3-month USD CME Term SOFR + 0.75%) 5.615% perpetual noncumulative preferred shares (b)(c)	564,388	7,422
Fannie Mae, Series R, 7.625% noncumulative preferred shares (b)	3,026,482	44,943
Fannie Mae, Series S, 8.25% noncumulative preferred shares (b)	7,688,868	127,635
Fannie Mae, Series T, 8.25% noncumulative preferred shares (b)	11,530,150	181,023
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares (b)	1,818,512	24,405
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	12,714,951	198,862
		727,629
Information technology 0.02%
Strategy, Inc. 10.00% perpetual bonds cumulative preferred shares	291,400	32,636
Total preferred securities (cost: $295,274,000)		760,265
Convertible stocks 0.17% Industrials 0.11%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	2,850,592	198,316
Financials 0.06%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	1,925,654	100,808
Total convertible stocks (cost: $245,887,000)		299,124
Bonds, notes & other debt instruments 0.03% Corporate bonds, notes & loans 0.03% Industrials 0.03%	Principal amount (000)
TransDigm, Inc. 6.375% 5/31/2033 (d)	USD51,068	51,770
Total bonds, notes & other debt instruments (cost: $50,759,000)		51,770
The Investment Company of America — Page 5 of 10

unaudited
Short-term securities 4.67% Money market investments 4.46%	Shares	Value (000)
Capital Group Central Cash Fund 4.17% (e)(f)	77,977,187	$7,797,719
Money market investments purchased with collateral from securities on loan 0.21%
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.99% (e)(g)	56,000,000	56,000
Fidelity Investments Money Market Government Portfolio, Class I 4.04% (e)(g)	52,300,000	52,300
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.05% (e)(g)	52,300,000	52,300
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.03% (e)(g)	44,800,000	44,800
Capital Group Central Cash Fund 4.17% (e)(f)(g)	442,956	44,295
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.00% (e)(g)	41,100,000	41,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.09% (e)(g)	41,100,000	41,100
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.05% (e)(g)	34,455,035	34,455
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.06% (e)(g)	7,400,000	7,400
		373,750
Total short-term securities (cost: $8,171,131,000)		8,171,469
Total investment securities 100.36% (cost: $89,471,443,000)		175,699,851
Other assets less liabilities (0.36%)		(631,718)
Net assets 100.00%		$175,068,133
The Investment Company of America — Page 6 of 10

unaudited
Investments in affiliates (f)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Common stocks 0.00%
Consumer discretionary 0.00%
Royal Caribbean Cruises, Ltd. (h)	$3,887,250	$172,033	$1,849,396	$1,368,291	$54,599	$—	$33,421
Health care 0.00%
GE HealthCare Technologies, Inc. (h)	1,889,380	435,463	1,298,584	(20,250)	(151,973)	—	1,908
Total common stocks						—
Short-term securities 4.49%
Money market investments 4.46%
Capital Group Central Cash Fund 4.17% (e)	4,741,763	17,301,600	14,244,285	(796)	(563)	7,797,719	204,168
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 4.17% (e)(g)	24,557	19,738 (i)				44,295	— (j)
Total short-term securities						7,842,014
Total 4.49%				$1,347,245	$(97,937)	$7,842,014	$239,497

(a)	All or a portion of this security was on loan.
(b)	Security did not produce income during the last 12 months.
(c)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $51,770,000, which represented 0.03% of the net assets of the fund.

(e)	Rate represents the seven-day yield at 9/30/2025.
(f)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(g)	Security purchased with cash collateral from securities on loan.
(h)	Affiliated issuer during the reporting period but no longer an affiliate at 9/30/2025. Refer to the investment portfolio for the security value at 9/30/2025.
(i)	Represents net activity.
(j)	Dividend income is included with securities lending income and is not shown in this table.
The Investment Company of America — Page 7 of 10

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The Investment Company of America — Page 8 of 10

unaudited
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$4,562,623	$—	$—	$4,562,623
Materials	3,811,759	—	—	3,811,759
Industrials	24,106,431	—	—	24,106,431
Consumer discretionary	18,213,019	—	—	18,213,019
Consumer staples	10,182,171	—	—	10,182,171
Health care	19,555,524	—	—	19,555,524
Financials	15,664,231	—	—	15,664,231
Information technology	47,996,251	—	—	47,996,251
Communication services	16,838,146	—	—	16,838,146
Utilities	3,861,386	—	—	3,861,386
Real estate	1,625,682	—	—	1,625,682
Preferred securities	760,265	—	—	760,265
Convertible stocks	299,124	—	—	299,124
Bonds, notes & other debt instruments	—	51,770	—	51,770
Short-term securities	8,171,469	—	—	8,171,469
Total	$175,648,081	$51,770	$—	$175,699,851

Key to abbreviation(s)
ADR = American Depositary Receipts
CAD = Canadian dollars
CME = CME Group
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
The Investment Company of America — Page 9 of 10

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-004-1125
The Investment Company of America — Page 10 of 10